UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS S&P 500 INDEX FUND

FORM N-Q

DECEMBER 31, 2018

QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 2.1%
AT&T Inc.	81,619	$2,329,406
CenturyLink Inc.	11,742	177,892
Verizon Communications Inc.	46,969	2,640,597

Total Diversified Telecommunication Services		5,147,895

Entertainment - 2.0%
Activision Blizzard Inc.	8,628	401,806
Electronic Arts Inc.	3,404	268,610	*
Netflix Inc.	4,945	1,323,579	*
Take-Two Interactive Software Inc.	1,162	119,616	*
Twenty-First Century Fox Inc., Class A Shares	11,694	562,715
Twenty-First Century Fox Inc., Class B Shares	5,371	256,626
Viacom Inc., Class B Shares	4,290	110,253
Walt Disney Co.	16,876	1,850,454

Total Entertainment		4,893,659

Interactive Media & Services - 4.6%
Alphabet Inc., Class A Shares	3,379	3,530,920	*
Alphabet Inc., Class C Shares	3,489	3,613,243	*
Facebook Inc., Class A Shares	27,315	3,580,723	*
TripAdvisor Inc.	1,003	54,102	*
Twitter Inc.	7,930	227,908	*

Total Interactive Media & Services		11,006,896

Media - 1.3%
CBS Corp., Class B Shares, Non Voting Shares	3,590	156,955
Charter Communications Inc., Class A Shares	2,067	589,033	*
Comcast Corp., Class A Shares	51,944	1,768,693
Discovery Inc., Class A Shares	1,990	49,233	*
Discovery Inc., Class C Shares	4,184	96,567	*
DISH Network Corp., Class A Shares	2,780	69,416	*
Interpublic Group of Cos. Inc.	5,209	107,462
News Corp., Class A Shares	4,518	51,279
News Corp., Class B Shares	933	10,776
Omnicom Group Inc.	2,382	174,458

Total Media		3,073,872

TOTAL COMMUNICATION SERVICES		24,122,322

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.1%
Aptiv PLC	2,828	$174,120
BorgWarner Inc.	2,590	89,977
Goodyear Tire & Rubber Co.	3,244	66,210

Total Auto Components		330,307

Automobiles - 0.4%
Ford Motor Co.	43,360	331,704
General Motors Co.	14,591	488,069
Harley-Davidson Inc.	1,472	50,225

Total Automobiles		869,998

Distributors - 0.1%
Genuine Parts Co.	1,813	174,084
LKQ Corp.	3,970	94,208	*

Total Distributors		268,292

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	60,584

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	4,395	216,674
Chipotle Mexican Grill Inc.	273	117,879	*
Darden Restaurants Inc.	1,476	147,393
Hilton Worldwide Holdings Inc.	3,287	236,007
Marriott International Inc., Class A Shares	3,159	342,941
McDonald’s Corp.	8,823	1,566,700
MGM Resorts International	5,820	141,193
Norwegian Cruise Line Holdings Ltd.	2,140	90,715	*
Royal Caribbean Cruises Ltd.	1,870	182,867
Starbucks Corp.	14,210	915,124
Wynn Resorts Ltd.	1,230	121,659
Yum! Brands Inc.	3,557	326,959

Total Hotels, Restaurants & Leisure		4,406,111

Household Durables - 0.3%
DR Horton Inc.	4,017	139,229
Garmin Ltd.	1,249	79,087
Leggett & Platt Inc.	1,381	49,495
Lennar Corp., Class A Shares	2,944	115,258
Mohawk Industries Inc.	739	86,433	*
Newell Brands Inc.	4,420	82,168
PulteGroup Inc.	2,747	71,394
Whirlpool Corp.	779	83,252

Total Household Durables		706,316

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 3.5%
Amazon.com Inc.	4,643	$6,973,647	*
Booking Holdings Inc.	546	940,441	*
eBay Inc.	10,272	288,335	*
Expedia Group Inc.	1,443	162,554

Total Internet & Direct Marketing Retail		8,364,977

Leisure Products - 0.1%
Hasbro Inc.	1,422	115,538
Mattel Inc.	4,278	42,737	*

Total Leisure Products		158,275

Multiline Retail - 0.5%
Dollar General Corp.	2,929	316,566
Dollar Tree Inc.	2,662	240,432	*
Kohl’s Corp.	1,562	103,623
Macy’s Inc.	3,129	93,181
Nordstrom Inc.	1,057	49,267
Target Corp.	5,798	383,190

Total Multiline Retail		1,186,259

Specialty Retail - 2.3%
Advance Auto Parts Inc.	784	123,449
AutoZone Inc.	294	246,472	*
Best Buy Co. Inc.	2,856	151,254
CarMax Inc.	2,289	143,589	*
Foot Locker Inc.	1,045	55,594
Gap Inc.	2,770	71,355
Home Depot Inc.	12,940	2,223,351
L Brands Inc.	2,818	72,338
Lowe’s Cos. Inc.	9,145	844,632
O’Reilly Automotive Inc.	922	317,472	*
Ross Stores Inc.	4,498	374,234
Tiffany & Co.	1,245	100,235
TJX Cos. Inc.	14,640	654,993
Tractor Supply Co.	1,256	104,801
Ulta Beauty Inc.	603	147,638	*

Total Specialty Retail		5,631,407

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.	1,513	57,373	*
Hanesbrands Inc.	4,800	60,144
NIKE Inc., Class B Shares	14,680	1,088,375
PVH Corp.	917	85,235
Ralph Lauren Corp.	631	65,283
Tapestry Inc.	3,278	110,633

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Under Armour Inc., Class A Shares	2,300	$40,641	*
Under Armour Inc., Class C Shares	2,316	37,450	*
V.F. Corp.	3,474	247,835

Total Textiles, Apparel & Luxury Goods		1,792,969

TOTAL CONSUMER DISCRETIONARY		23,775,495

CONSUMER STAPLES - 7.3%
Beverages - 1.9%
Brown-Forman Corp., Class B Shares	1,828	86,976
Coca-Cola Co.	43,717	2,070,000
Constellation Brands Inc., Class A Shares	1,839	295,748
Molson Coors Brewing Co., Class B Shares	2,269	127,427
Monster Beverage Corp.	4,561	224,492	*
PepsiCo Inc.	16,128	1,781,822

Total Beverages		4,586,465

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,954	1,009,179
Kroger Co.	9,136	251,240
Sysco Corp.	5,396	338,113
Walgreens Boots Alliance Inc.	9,635	658,360
Walmart Inc.	16,471	1,534,274

Total Food & Staples Retailing		3,791,166

Food Products - 1.1%
Archer-Daniels-Midland Co.	6,730	275,728
Campbell Soup Co.	2,523	83,234
Conagra Brands Inc.	4,083	87,213
General Mills Inc.	6,326	246,334
Hershey Co.	1,514	162,270
Hormel Foods Corp.	3,182	135,808
JM Smucker Co.	1,187	110,973
Kellogg Co.	2,585	147,371
Kraft Heinz Co.	7,014	301,883
Lamb Weston Holdings Inc.	1,680	123,581
McCormick & Co. Inc., Non Voting Shares	1,310	182,404
Mondelez International Inc., Class A Shares	16,348	654,410
Tyson Foods Inc., Class A Shares	3,274	174,832

Total Food Products		2,686,041

Household Products - 1.7%
Church & Dwight Co. Inc.	2,549	167,622
Clorox Co.	1,434	221,037
Colgate-Palmolive Co.	10,027	596,807

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Household Products - (continued)
Kimberly-Clark Corp.	3,938	$448,695
Procter & Gamble Co.	28,163	2,588,743

Total Household Products		4,022,904

Personal Products - 0.1%
Coty Inc., Class A Shares	6,050	39,688
Estee Lauder Cos. Inc., Class A Shares	2,538	330,194

Total Personal Products		369,882

Tobacco - 0.9%
Altria Group Inc.	21,395	1,056,699
Philip Morris International Inc.	17,667	1,179,449

Total Tobacco		2,236,148

TOTAL CONSUMER STAPLES		17,692,606

ENERGY - 5.2%
Energy Equipment & Services - 0.5%
Baker Hughes a GE Co.	4,273	91,869
Halliburton Co.	10,174	270,425
Helmerich & Payne Inc.	1,517	72,725
National Oilwell Varco Inc.	4,715	121,175
Schlumberger Ltd.	15,682	565,807
TechnipFMC PLC	4,355	85,271

Total Energy Equipment & Services		1,207,272

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	5,725	250,984
Apache Corp.	4,731	124,189
Cabot Oil & Gas Corp.	4,506	100,709
Chevron Corp.	21,639	2,354,107
Cimarex Energy Co.	1,200	73,980
Concho Resources Inc.	2,150	220,998	*
ConocoPhillips	13,352	832,497
Devon Energy Corp.	5,690	128,253
Diamondback Energy Inc.	1,740	161,298
EOG Resources Inc.	6,456	563,028
Exxon Mobil Corp.	47,860	3,263,573
Hess Corp.	3,191	129,236
HollyFrontier Corp.	1,992	101,831
Kinder Morgan Inc.	21,418	329,409
Marathon Oil Corp.	10,049	144,103
Marathon Petroleum Corp.	7,696	454,141
Newfield Exploration Co.	2,620	38,409	*
Noble Energy Inc.	5,769	108,226

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	8,628	$529,587
ONEOK Inc.	4,646	250,652
Phillips 66	4,780	411,797
Pioneer Natural Resources Co.	1,883	247,652
Valero Energy Corp.	4,852	363,754
Williams Cos. Inc.	13,728	302,702

Total Oil, Gas & Consumable Fuels		11,485,115

TOTAL ENERGY		12,692,387

FINANCIALS - 13.3%
Banks - 5.7%
Bank of America Corp.	104,965	2,586,338
BB&T Corp.	9,313	403,439
Citigroup Inc.	28,334	1,475,068
Citizens Financial Group Inc.	5,426	161,315
Comerica Inc.	2,037	139,921
Fifth Third Bancorp	7,961	187,322
First Republic Bank	1,960	170,324
Huntington Bancshares Inc.	9,409	112,155
JPMorgan Chase & Co.	38,139	3,723,129
KeyCorp	9,196	135,917
M&T Bank Corp.	1,672	239,313
People’s United Financial Inc.	4,395	63,420
PNC Financial Services Group Inc.	5,212	609,335
Regions Financial Corp.	12,941	173,151
SunTrust Banks Inc.	5,379	271,317
SVB Financial Group	517	98,189	*
US Bancorp	17,836	815,105
Wells Fargo & Co.	49,100	2,262,528
Zions Bancorp	2,608	106,250

Total Banks		13,733,536

Capital Markets - 2.7%
Affiliated Managers Group Inc.	645	62,849
Ameriprise Financial Inc.	1,723	179,830
Bank of New York Mellon Corp.	10,028	472,018
BlackRock Inc.	1,359	533,842
Cboe Global Markets Inc.	1,390	135,984
Charles Schwab Corp.	13,591	564,434
CME Group Inc.	3,970	746,836
E*TRADE Financial Corp.	3,304	144,980
Franklin Resources Inc.	3,205	95,060

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc.	3,950	$659,848
Intercontinental Exchange Inc.	6,470	487,385
Invesco Ltd.	5,259	88,036
Moody’s Corp.	1,792	250,952
Morgan Stanley	14,625	579,881
MSCI Inc.	1,100	162,173
Nasdaq Inc.	1,123	91,603
Northern Trust Corp.	2,826	236,225
Raymond James Financial Inc.	1,200	89,292
S&P Global Inc.	2,860	486,028
State Street Corp.	4,195	264,579
T Rowe Price Group Inc.	2,722	251,295

Total Capital Markets		6,583,130

Consumer Finance - 0.7%
American Express Co.	7,940	756,841
Capital One Financial Corp.	5,307	401,156
Discover Financial Services	3,949	232,912
Synchrony Financial	8,465	198,589

Total Consumer Finance		1,589,498

Diversified Financial Services - 1.9%
Berkshire Hathaway Inc., Class B Shares	22,101	4,512,582	*
Jefferies Financial Group Inc.	3,299	57,271

Total Diversified Financial Services		4,569,853

Insurance - 2.3%
Aflac Inc.	8,538	388,991
Allstate Corp.	3,858	318,787
American International Group Inc.	10,131	399,263
Aon PLC	2,732	397,123
Arthur J Gallagher & Co.	2,300	169,510
Assurant Inc.	718	64,218
Brighthouse Financial Inc.	1,140	34,747	*
Chubb Ltd.	5,203	672,124
Cincinnati Financial Corp.	1,588	122,943
Everest Re Group Ltd.	561	122,163
Hartford Financial Services Group Inc.	3,849	171,088
Lincoln National Corp.	2,197	112,728
Loews Corp.	2,767	125,954
Marsh & McLennan Cos. Inc.	5,831	465,022
MetLife Inc.	11,363	466,565
Principal Financial Group Inc.	3,019	133,349

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Progressive Corp.	6,614	$399,023
Prudential Financial Inc.	4,749	387,281
Torchmark Corp.	1,095	81,610
Travelers Cos. Inc.	3,108	372,183
Unum Group	2,913	85,584
Willis Towers Watson PLC	1,392	211,389

Total Insurance		5,701,645

TOTAL FINANCIALS		32,177,662

HEALTH CARE - 15.4%
Biotechnology - 2.6%
AbbVie Inc.	17,185	1,584,285
Alexion Pharmaceuticals Inc.	2,616	254,694	*
Amgen Inc.	7,416	1,443,673
Biogen Inc.	2,233	671,954	*
Celgene Corp.	8,106	519,513	*
Gilead Sciences Inc.	14,858	929,368
Incyte Corp.	2,078	132,140	*
Regeneron Pharmaceuticals Inc.	884	330,174	*
Vertex Pharmaceuticals Inc.	2,876	476,582	*

Total Biotechnology		6,342,383

Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	19,932	1,441,682
ABIOMED Inc.	500	162,520	*
Align Technology Inc.	814	170,476	*
Baxter International Inc.	5,439	357,995
Becton Dickinson and Co.	3,005	677,087
Boston Scientific Corp.	15,895	561,729	*
Cooper Cos. Inc.	640	162,880
Danaher Corp.	6,876	709,053
DENTSPLY SIRONA Inc.	2,851	106,086
Edwards Lifesciences Corp.	2,461	376,951	*
Hologic Inc.	3,260	133,986	*
IDEXX Laboratories Inc.	959	178,393	*
Intuitive Surgical Inc.	1,302	623,554	*
Medtronic PLC	15,366	1,397,691
ResMed Inc.	1,710	194,718
Stryker Corp.	3,462	542,668
Varian Medical Systems Inc.	935	105,945	*
Zimmer Biomet Holdings Inc.	2,194	227,562

Total Health Care Equipment & Supplies		8,130,976

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	2,015	$149,916
Anthem Inc.	2,962	777,910
Cardinal Health Inc.	3,864	172,334
Centene Corp.	2,269	261,616	*
Cigna Corp.	4,273	811,554
CVS Health Corp.	14,528	951,875
DaVita Inc.	1,479	76,109	*
HCA Healthcare Inc.	3,032	377,332
Henry Schein Inc.	1,642	128,930	*
Humana Inc.	1,620	464,098
Laboratory Corp. of America Holdings	1,203	152,011	*
McKesson Corp.	2,205	243,586
Quest Diagnostics Inc.	1,711	142,475
UnitedHealth Group Inc.	10,872	2,708,433
Universal Health Services Inc., Class B Shares	799	93,132
WellCare Health Plans Inc.	560	132,210	*

Total Health Care Providers & Services		7,643,521

Health Care Technology - 0.1%
Cerner Corp.	3,755	196,912	*

Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc.	3,664	247,173
Illumina Inc.	1,671	501,183	*
IQVIA Holdings Inc.	1,749	203,181	*
Mettler-Toledo International Inc.	286	161,756	*
PerkinElmer Inc.	999	78,472
Thermo Fisher Scientific Inc.	4,571	1,022,944
Waters Corp.	803	151,486	*

Total Life Sciences Tools & Services		2,366,195

Pharmaceuticals - 5.2%
Allergan PLC	3,573	477,567
Bristol-Myers Squibb Co.	18,850	979,823
Eli Lilly & Co.	10,926	1,264,357
Johnson & Johnson	30,415	3,925,056
Merck & Co. Inc.	30,085	2,298,795
Mylan NV	5,798	158,865	*
Nektar Therapeutics	1,850	60,810	*
Perrigo Co. PLC	1,347	52,196

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Pfizer Inc.	66,182	$2,888,844
Zoetis Inc.	5,521	472,266

Total Pharmaceuticals		12,578,579

TOTAL HEALTH CARE		37,258,566

INDUSTRIALS - 9.1%
Aerospace & Defense - 2.5%
Arconic Inc.	4,439	74,842
Boeing Co.	6,088	1,963,380
General Dynamics Corp.	3,231	507,946
Harris Corp.	1,242	167,235
Huntington Ingalls Industries Inc.	530	100,864
L3 Technologies Inc.	942	163,588
Lockheed Martin Corp.	2,829	740,745
Northrop Grumman Corp.	1,978	484,412
Raytheon Co.	3,263	500,381
Textron Inc.	2,736	125,829
TransDigm Group Inc.	524	178,191	*
United Technologies Corp.	9,176	977,060

Total Aerospace & Defense		5,984,473

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,644	138,244
Expeditors International of Washington Inc.	1,952	132,912
FedEx Corp.	2,780	448,497
United Parcel Service Inc., Class B Shares	7,849	765,513

Total Air Freight & Logistics		1,485,166

Airlines - 0.4%
Alaska Air Group Inc.	1,196	72,777
American Airlines Group Inc.	4,217	135,408
Delta Air Lines Inc.	7,216	360,078
Southwest Airlines Co.	6,077	282,459
United Continental Holdings Inc.	2,621	219,456	*

Total Airlines		1,070,178

Building Products - 0.3%
Allegion PLC	1,271	101,311
AO Smith Corp.	1,780	76,006
Fortune Brands Home & Security Inc.	2,000	75,980
Johnson Controls International PLC	10,907	323,393
Masco Corp.	3,189	93,246

Total Building Products		669,936

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.4%
Cintas Corp.	971	$163,118
Copart Inc.	2,400	114,672	*
Republic Services Inc.	2,786	200,843
Rollins Inc.	1,695	61,190
Waste Management Inc.	4,477	398,408

Total Commercial Services & Supplies		938,231

Construction & Engineering - 0.1%
Fluor Corp.	1,762	56,737
Jacobs Engineering Group Inc.	1,331	77,810
Quanta Services Inc.	1,672	50,327

Total Construction & Engineering		184,874

Electrical Equipment - 0.5%
AMETEK Inc.	2,761	186,920
Eaton Corp. PLC	4,990	342,613
Emerson Electric Co.	6,990	417,653
Rockwell Automation Inc.	1,323	199,085

Total Electrical Equipment		1,146,271

Industrial Conglomerates - 1.4%
3M Co.	6,740	1,284,240
General Electric Co.	98,115	742,730
Honeywell International Inc.	8,541	1,128,437
Roper Technologies Inc.	1,136	302,767

Total Industrial Conglomerates		3,458,174

Machinery - 1.5%
Caterpillar Inc.	6,863	872,081
Cummins Inc.	1,745	233,202
Deere & Co.	3,590	535,520
Dover Corp.	1,361	96,563
Flowserve Corp.	1,680	63,874
Fortive Corp.	3,337	225,781
Illinois Tool Works Inc.	3,325	421,244
Ingersoll-Rand PLC	2,751	250,974
PACCAR Inc.	3,723	212,732
Parker-Hannifin Corp.	1,369	204,173
Pentair PLC	1,988	75,107
Snap-on Inc.	634	92,114
Stanley Black & Decker Inc.	1,704	204,037
Xylem Inc.	2,084	139,044

Total Machinery		3,626,446

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Professional Services - 0.2%
Equifax Inc.	1,441	$134,201
IHS Markit Ltd.	3,900	187,083	*
Nielsen Holdings PLC	3,464	80,815
Robert Half International Inc.	1,065	60,918
Verisk Analytics Inc.	1,678	182,969	*

Total Professional Services		645,986

Road & Rail - 1.0%
CSX Corp.	9,055	562,587
J.B. Hunt Transport Services Inc.	931	86,620
Kansas City Southern	1,296	123,703
Norfolk Southern Corp.	3,227	482,566
Union Pacific Corp.	8,296	1,146,756

Total Road & Rail		2,402,232

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,137	164,034
United Rentals Inc.	1,018	104,375	*
WW Grainger Inc.	488	137,792

Total Trading Companies & Distributors		406,201

TOTAL INDUSTRIALS		22,018,168

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.1%
Arista Networks Inc.	550	115,885	*
Cisco Systems Inc.	51,695	2,239,944
F5 Networks Inc.	622	100,783	*
Juniper Networks Inc.	4,447	119,669
Motorola Solutions Inc.	1,982	228,009

Total Communications Equipment		2,804,290

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A Shares	3,264	264,449
Corning Inc.	8,695	262,676
FLIR Systems Inc.	1,536	66,877
IPG Photonics Corp.	440	49,848	*
Keysight Technologies Inc.	2,180	135,334	*
TE Connectivity Ltd.	4,050	306,302

Total Electronic Equipment, Instruments & Components		1,085,486

IT Services - 4.8%
Accenture PLC, Class A Shares	7,297	1,028,950
Akamai Technologies Inc.	2,096	128,024	*
Alliance Data Systems Corp.	617	92,599
Automatic Data Processing Inc.	5,038	660,583

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
IT Services - (continued)
Broadridge Financial Solutions Inc.	1,405	$135,231
Cognizant Technology Solutions Corp., Class A Shares	6,645	421,825
DXC Technology Co.	3,480	185,032
Fidelity National Information Services Inc.	3,706	380,050
Fiserv Inc.	4,846	356,132	*
FleetCor Technologies Inc.	1,000	185,720	*
Gartner Inc.	1,110	141,902	*
Global Payments Inc.	1,556	160,470
International Business Machines Corp.	10,383	1,180,236
Jack Henry & Associates Inc.	880	111,338
Mastercard Inc., Class A Shares	10,341	1,950,830
Paychex Inc.	3,605	234,866
PayPal Holdings Inc.	13,576	1,141,606	*
Total System Services, Inc.	1,857	150,955
VeriSign Inc.	1,155	171,275	*
Visa Inc., Class A Shares	20,161	2,660,042
Western Union Co.	4,242	72,368

Total IT Services		11,550,034

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices Inc.	9,039	166,860	*
Analog Devices Inc.	4,189	359,542
Applied Materials Inc.	11,287	369,536
Broadcom Inc.	4,932	1,254,109
Intel Corp.	52,055	2,442,941
KLA-Tencor Corp.	1,687	150,970
Lam Research Corp.	1,703	231,898
Maxim Integrated Products Inc.	3,180	161,703
Microchip Technology Inc.	2,762	198,643
Micron Technology Inc.	13,269	421,025	*
NVIDIA Corp.	6,856	915,276
Qorvo Inc.	1,650	100,205	*
QUALCOMM Inc.	13,592	773,521
Skyworks Solutions Inc.	1,921	128,745
Texas Instruments Inc.	11,138	1,052,541
Xilinx Inc.	3,066	261,131

Total Semiconductors & Semiconductor Equipment		8,988,646

Software - 6.2%
Adobe Inc.	5,633	1,274,410	*
ANSYS Inc.	887	126,788	*
Autodesk Inc.	2,586	332,586	*

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Software - (continued)
Cadence Design Systems Inc.	2,948	$128,179	*
Citrix Systems Inc.	1,611	165,063
Fortinet Inc.	1,650	116,210	*
Intuit Inc.	2,852	561,416
Microsoft Corp.	87,891	8,927,089
Oracle Corp.	32,354	1,460,783
Red Hat Inc.	2,025	355,671	*
salesforce.com Inc.	8,731	1,195,885	*
Symantec Corp.	7,599	143,583
Synopsys Inc.	1,860	156,686	*

Total Software		14,944,349

Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	51,362	8,101,842
Hewlett Packard Enterprise Co.	15,686	207,212
HP Inc.	18,351	375,461
NetApp Inc.	2,943	175,609
Seagate Technology PLC	3,112	120,092
Western Digital Corp.	3,579	132,316
Xerox Corp.	2,916	57,620

Total Technology Hardware, Storage & Peripherals		9,170,152

TOTAL INFORMATION TECHNOLOGY		48,542,957

MATERIALS - 2.7%
Chemicals - 2.1%
Air Products & Chemicals Inc.	2,335	373,717
Albemarle Corp.	1,240	95,567
Celanese Corp.	1,430	128,657
CF Industries Holdings Inc.	2,739	119,174
DowDuPont Inc.	25,817	1,380,693
Eastman Chemical Co.	1,766	129,112
Ecolab Inc.	2,949	434,535
FMC Corp.	1,706	126,176
International Flavors & Fragrances Inc.	967	129,839
Linde PLC	6,290	981,492
LyondellBasell Industries NV, Class A Shares	3,696	307,359
Mosaic Co.	4,383	128,027
PPG Industries Inc.	2,881	294,525
Sherwin-Williams Co.	907	356,868

Total Chemicals		4,985,741

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Construction Materials - 0.1%
Martin Marietta Materials Inc.	775	$133,199
Vulcan Materials Co.	1,591	157,191

Total Construction Materials		290,390

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,026	92,166
Ball Corp.	3,966	182,357
International Paper Co.	4,914	198,329
Packaging Corp. of America	1,140	95,144
Sealed Air Corp.	1,947	67,833
Westrock Co.	3,002	113,356

Total Containers & Packaging		749,185

Metals & Mining - 0.2%
Freeport-McMoRan Inc.	16,084	165,826
Newmont Mining Corp.	5,714	197,990
Nucor Corp.	3,332	172,631

Total Metals & Mining		536,447

TOTAL MATERIALS		6,561,763

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities Inc.	1,414	162,949
American Tower Corp.	5,108	808,035
Apartment Investment & Management Co., Class A Shares	2,061	90,437
AvalonBay Communities Inc.	1,502	261,423
Boston Properties Inc.	1,677	188,746
Crown Castle International Corp.	4,535	492,637
Digital Realty Trust Inc.	2,369	252,417
Duke Realty Corp.	4,280	110,852
Equinix Inc.	913	321,887
Equity Residential	3,996	263,776
Essex Property Trust Inc.	693	169,931
Extra Space Storage Inc.	1,580	142,958
Federal Realty Investment Trust	900	106,236
HCP Inc.	4,799	134,036
Host Hotels & Resorts Inc.	8,863	147,746
Iron Mountain Inc.	2,809	91,040
Kimco Realty Corp.	5,780	84,677
Macerich Co.	965	41,765
Mid-America Apartment Communities Inc.	1,420	135,894
Prologis Inc.	7,465	438,345
Public Storage	1,677	339,442

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Realty Income Corp.	3,100	$195,424
Regency Centers Corp.	1,820	106,798
SBA Communications Corp.	1,132	183,259	*
Simon Property Group Inc.	3,556	597,372
SL Green Realty Corp.	1,171	92,603
UDR Inc.	3,450	136,689
Ventas Inc.	3,955	231,723
Vornado Realty Trust	2,157	133,799
Welltower Inc.	4,491	311,720
Weyerhaeuser Co.	7,974	174,312

Total Equity Real Estate Investment Trusts (REITs)		6,948,928

Real Estate Management & Development - 0.0%
CBRE Group Inc., Class A Shares	3,209	128,488	*

TOTAL REAL ESTATE		7,077,416

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	3,010	127,173
American Electric Power Co. Inc.	5,646	421,982
Duke Energy Corp.	8,133	701,878
Edison International	3,417	193,983
Entergy Corp.	2,216	190,731
Evergy Inc.	3,160	179,393
Eversource Energy	3,504	227,900
Exelon Corp.	11,396	513,960
FirstEnergy Corp.	5,168	194,058
NextEra Energy Inc.	5,381	935,326
PG&E Corp.	6,055	143,806	*
Pinnacle West Capital Corp.	1,201	102,325
PPL Corp.	7,827	221,739
Southern Co.	11,208	492,255
Xcel Energy Inc.	5,801	285,815

Total Electric Utilities		4,932,324

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	5,317	76,884
NRG Energy Inc.	3,403	134,759

Total Independent Power and Renewable Electricity Producers		211,643

Multi-Utilities - 1.1%
Ameren Corp.	2,600	169,598
CenterPoint Energy Inc.	5,024	141,828
CMS Energy Corp.	3,763	186,833

See Notes to Schedule of Investments.

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Consolidated Edison Inc.		3,791	$289,860
Dominion Energy Inc.		7,356	525,660
DTE Energy Co.		2,014	222,144
NiSource Inc.		4,429	112,275
Public Service Enterprise Group Inc.		5,730	298,246
SCANA Corp.		1,656	79,124
Sempra Energy		3,095	334,848
WEC Energy Group Inc.		3,569	247,189

Total Multi-Utilities			2,607,605

Water Utilities - 0.1%
American Water Works Co. Inc.		2,039	185,080

TOTAL UTILITIES			7,936,652

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $108,802,561)			239,855,994

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,919,817)	2.482%	1,919,817	1,919,817

TOTAL INVESTMENTS - 99.8% (Cost - $110,722,378)			241,775,811
Other Assets in Excess of Liabilities - 0.2%			369,990

TOTAL NET ASSETS - 100.0%			$242,145,801

*	Non-income producing security.

At December 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	16	3/19	$2,049,285	$2,004,160	$(45,125)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$239,855,994	—	—	$239,855,994

Short-Term Investments†	1,919,817	—	—	1,919,817

Total Investments	$241,775,811	—	—	$241,775,811

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$45,125	—	—	$45,125

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019